Acquisitions (Details Narrative 3) - The Arena Group Holdings Inc [Member] - USD ($) $ / shares in Units, $ in Thousands							3 Months Ended	9 Months Ended		12 Months Ended
	May 01, 2023	Apr. 01, 2023	Mar. 01, 2023	Jan. 11, 2023	Jan. 10, 2023	Dec. 15, 2022	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Asset Acquisition [Line Items]
Deferred cash payments										$ 1,123	$ 656
Issuance of common stock in connection with public offering									$ 30,490	$ 30,490	$ 19,838
Asset acquisition transaction cost						$ 283
Advertiser Relationships [Member]
Asset Acquisition [Line Items]
Estimated useful life								15 years
Brand Names [Member]
Asset Acquisition [Line Items]
Estimated useful life								12 years
Teneology Inc [Member]
Asset Acquisition [Line Items]
Purchase price	$ 25	$ 25	$ 25	$ 2,956
Deferred cash payments	$ 25	$ 25	$ 25
Issuance of common stock in connection with public offering					$ 2,225
Shares issued price per share				$ 7.94
Teneology Inc [Member] | Fexy Studios [Member]
Asset Acquisition [Line Items]
Purchase price				$ 3,307
Cash paid for consideration				500
Advance payments of cash				250
Deferred cash payments				75
Deferred cash payment due				$ 200
Number of shares issued for asset acquisition				274,692
Fair value of shares issued				$ 2,000
Issuance of common stock in connection with public offering				$ 2,225
Shares issued price per share				$ 7.94
Cash retention pool for employees				$ 300
Asset acquisition transaction cost				$ 99